UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

                       UCM INSTITUTIONAL MONEY MARKET FUND


ANNUAL REPORT                                                      JULY 31, 2007
--------------------------------------------------------------------------------























                                           INVESTMENT ADVISER:
                                           UTENDAHL CAPITAL MANAGEMENT L.P.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments...................................................    1

Statement of Assets and Liabilities.......................................    9

Statement of Operations...................................................   10

Statement of Changes in Net Assets........................................   11

Financial Highlights......................................................   12

Notes to Financial Statements.............................................   13

Report of Independent Registered Public Accounting Firm...................   18

Trustees and Officers of The Advisors' Inner Circle Fund II...............   20

Disclosure of Fund Expenses...............................................   28

Approval of Investment Advisory Agreement.................................   30

Notice to Shareholders....................................................   33

--------------------------------------------------------------------------------





The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

72.5%   Commercial Paper
9.9%    Corporate Bonds
6.6%    Asset-Backed Securities
6.1%    Certificates of Deposit
4.9%    Repurchase Agreement

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMERCIAL PAPER (A) -- 72.6%
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
   ASSET BACKED -- 28.0%
     Atomium Funding (B)
         5.312%, 08/07/07.............................$ 2,901,000   $  2,898,453
         5.316%, 08/10/07.............................    600,000        599,214
         5.315%, 08/16/07.............................    975,000        972,869
         5.347%, 09/20/07.............................  6,400,000      6,353,067
         5.325%, 10/10/07.............................  8,000,000      7,918,333
     Barton Capital
         5.341%, 08/01/07.............................  6,000,000      6,000,000
     Beethoven Funding (B)
         5.381%, 08/01/07.............................  3,000,000      3,000,000
         5.312%, 08/08/07.............................    900,000        899,072
         5.309%, 08/09/07.............................  3,720,000      3,715,667
         5.307%, 08/13/07.............................  8,374,000      8,359,262
         5.293%, 08/16/07.............................  5,000,000      4,989,021
         5.346%, 09/06/07.............................    906,000        901,198
         5.318%, 09/07/07.............................    425,000        422,696
         5.310%, 09/21/07.............................  2,500,000      2,481,371
     CAFCO (B)
         5.297%, 08/30/07............................. 10,000,000      9,957,628
     Chesham Finance (B)
         5.421%, 08/01/07.............................  4,500,000      4,500,000
         5.309%, 08/03/07............................. 15,000,000     14,995,631
         5.301%, 09/20/07.............................  5,100,000      5,063,167
     Edison Asset Securities
         5.347%, 08/01/07.............................    654,000        654,000




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
  ASSET BACKED -- CONTINUED
     Giro Funding (B)
         5.361%, 08/01/07.............................$ 1,600,000   $  1,600,000
         5.304%, 08/10/07.............................  6,000,000      5,992,080
         5.304%, 08/13/07.............................  4,500,000      4,492,080
         5.310%, 08/15/07.............................  3,590,000      3,582,684
         5.336%, 09/28/07.............................  2,782,000      2,758,379
         5.339%, 10/02/07.............................  6,449,000      6,390,468
     Manhattan Asset Funding (B)
         5.312%, 08/03/07.............................  4,661,000      4,659,630
         5.345%, 08/06/07.............................    709,000        708,476
         5.319%, 08/10/07.............................  2,222,000      2,219,056
         5.325%, 08/14/07.............................  3,121,000      3,115,027
         5.317%, 08/17/07.............................  5,000,000      4,988,244
         5.312%, 08/20/07.............................  2,255,000      2,248,752
         5.312%, 08/21/07.............................  1,105,000      1,101,753
         5.308%, 09/04/07.............................  4,209,000      4,188,079
     Scaldis Capital (B)
         5.351%, 08/01/07.............................  1,005,000      1,005,000
         5.298%, 08/13/07.............................    600,000        598,954
         5.308%, 08/31/07.............................    862,000        858,236
         5.298%, 09/17/07.............................  1,342,000      1,332,802
         5.321%, 09/25/07.............................  2,800,000      2,777,532
         5.324%, 10/09/07.............................  2,610,000      2,583,737
     Sheffield Receivables (B)
         5.304%, 08/10/07.............................  9,147,000      9,134,926
         5.292%, 08/14/07.............................  2,780,000      2,774,710
         5.306%, 08/16/07.............................  5,000,000      4,989,000
     Windmill Funding (B)
         5.304%, 09/07/07.............................  5,000,000      4,972,969
         5.318%, 10/02/07............................. 10,000,000      9,909,583
                                                                    ------------
                                                                     173,662,806
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
   BANKS -- 10.6%
     Bank of America
         5.306%, 09/04/07.............................$   200,000   $    199,014
         5.307%, 09/21/07.............................    300,000        297,769
         5.309%, 09/25/07.............................  4,400,000      4,364,708
         5.316%, 10/02/07.............................  3,000,000      2,972,875
         5.312%, 10/05/07.............................  1,398,000      1,384,748
         5.319%, 10/09/07.............................  1,500,000      1,484,891
         5.314%, 10/10/07............................. 10,900,000     10,788,826
     Goldman Sachs Group
         5.305%, 08/31/07.............................  5,000,000      4,978,542
     JPMorgan Chase
         5.337%, 08/06/07.............................    573,000        572,586
         5.308%, 10/22/07.............................    876,000        865,564
         5.312%, 10/26/07.............................    637,000        629,041
         5.313%, 10/29/07.............................    944,000        931,794
         5.315%, 10/30/07.............................    279,000        275,352
         5.315%, 11/05/07.............................    632,000        623,186
         5.320%, 11/06/07.............................    108,000        106,478
         5.311%, 11/08/07.............................    563,000        554,918
         5.311%, 11/09/07.............................    245,000        241,447
         5.314%, 11/13/07.............................  1,017,000      1,001,664
         5.336%, 01/07/08.............................    172,000        168,050
     Rabobank USA Finance
         5.371%, 08/01/07.............................  3,220,000      3,220,000
         5.303%, 08/13/07.............................  5,000,000      4,991,392
     Societe Generale
         5.341%, 08/01/07.............................  6,700,000      6,700,000
         5.300%, 08/06/07.............................    176,000        175,872
         5.316%, 08/08/07.............................  8,485,000      8,476,409
         5.320%, 08/15/07.............................  1,418,000      1,415,141
         5.353%, 10/05/07.............................  3,000,000      2,972,050
         5.315%, 10/17/07.............................  3,000,000      2,966,345
         5.310%, 11/01/07.............................  2,175,000      2,146,208
                                                                    ------------
                                                                      65,504,870
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
   CONSUMER PRODUCTS -- 7.8%
     Avon Capital (B)
         5.381%, 08/01/07.............................$17,800,000   $ 17,800,000
         5.279%, 08/13/07.............................  7,000,000      6,987,727
     John Deere Capital (B)
         5.292%, 08/10/07.............................    470,000        469,386
         5.301%, 08/28/07.............................  4,500,000      4,482,382
         5.317%, 10/18/07.............................  4,000,000      3,954,847
     Leggett & Platt
         5.371%, 08/01/07............................. 15,000,000     15,000,000
                                                                    ------------
                                                                      48,694,342
                                                                    ------------
   FINANCE -- 22.1%
     Barclays US Funding
         5.308%, 08/13/07............................. 11,000,000     10,980,805
         5.306%, 08/15/07............................. 10,000,000      9,979,642
         5.324%, 08/22/07.............................  5,000,000      4,984,877
     Bear Stearns
         5.305%, 08/31/07.............................  8,000,000      7,964,867
         5.311%, 09/21/07.............................  8,000,000      7,940,387
     General Electric Capital
         5.306%, 11/06/07.............................  1,470,000      1,449,433
     HBOS Treasury Services
         5.304%, 08/17/07.............................  9,800,000      9,777,212
         5.313%, 08/24/07.............................  9,900,000      9,866,794
     HSBC Finance
         5.349%, 08/06/07.............................    850,000        849,385
         5.326%, 01/10/08.............................  5,500,000      5,371,547
     ING Funding
         5.331%, 08/01/07.............................    200,000        200,000
         5.292%, 09/17/07.............................  5,000,000      4,965,794
         5.305%, 10/09/07.............................  4,000,000      3,959,827
         5.310%, 10/15/07.............................  1,200,000      1,186,900
         5.313%, 11/05/07............................. 10,000,000      9,861,467
         5.307%, 11/26/07.............................  5,000,000      4,916,069


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
   FINANCE -- CONTINUED
     International Lease Finance
         5.326%, 08/01/07.............................$ 4,000,000   $  4,000,000
     Prudential (B)
         5.314%, 09/04/07.............................    435,000        432,835
         5.320%, 10/04/07............................. 10,000,000      9,906,667
         5.353%, 01/07/08.............................  2,822,000      2,757,001
     UBS Finance
         5.333%, 08/06/07.............................  4,000,000      3,997,114
         5.304%, 08/10/07.............................  4,000,000      3,994,750
         5.314%, 09/04/07.............................  3,961,000      3,941,285
         5.304%, 09/06/07.............................    300,000        298,422
         5.309%, 09/17/07.............................  2,600,000      2,582,281
         5.317%, 10/10/07.............................  4,800,000      4,751,000
         5.315%, 10/11/07.............................  1,800,000      1,781,380
         5.321%, 11/14/07.............................  4,500,000      4,431,356
                                                                    ------------
                                                                     137,129,097
                                                                    ------------
   INDUSTRIAL -- 2.4%
     Siemens Capital (B)
         5.309%, 10/03/07............................. 15,000,000     14,862,450
                                                                    ------------
   OIL & GAS -- 1.4%
     BP Capital Markets
         5.361%, 08/01/07.............................  8,660,000      8,660,000
                                                                    ------------
   TRANSPORTATION SERVICES -- 0.3%
     UPS of America (B)
         5.237%, 08/31/07.............................  2,000,000      1,991,583
                                                                    ------------
     TOTAL COMMERCIAL PAPER
         (Cost $450,505,148)..........................               450,505,148
                                                                    ------------
--------------------------------------------------------------------------------
 CORPORATE BONDS -- 9.9%
--------------------------------------------------------------------------------
   BANKS -- 1.4%
     Bank One
         4.125%, 09/01/07.............................  3,500,000      3,495,512
     US Bancorp MTN
         3.125%, 03/15/08.............................  5,000,000      4,929,200
                                                                    ------------
                                                                       8,424,712
                                                                    ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT        VALUE
                                                      -----------   ------------
   FINANCE -- 8.5%
     Caterpillar Financial Services
         2.700%, 07/15/08.............................$ 1,640,000   $  1,599,804
     Caterpillar Financial Services MTN
         3.625%, 11/15/07.............................  1,000,000        994,825
     CIT Group
         3.650%, 11/23/07.............................  3,600,000      3,579,480
     Citigroup
         3.500%, 02/01/08............................. 11,802,000     11,691,801
     General Electric Capital
         3.500%, 08/15/07.............................  5,105,000      5,101,235
     Goldman Sachs Group
         4.125%, 01/15/08.............................  5,335,000      5,303,953
     HSBC Finance
         5.300%, 08/15/07.............................  2,000,000      1,999,932
         4.625%, 01/15/08.............................  1,375,000      1,370,105
         5.000%, 02/15/08.............................  2,000,000      1,995,933
     Lehman Brothers Holdings
         4.000%, 01/22/08.............................  3,500,000      3,476,753
         7.000%, 02/01/08.............................  2,000,000      2,014,505
     Merrill Lynch
         4.250%, 09/14/07.............................  3,600,000      3,594,278
     Merrill Lynch MTN
         4.000%, 11/15/07.............................  1,000,000        995,955
     National Rural Utilities
         3.875%, 02/15/08.............................  9,162,000      9,086,141
                                                                    ------------
                                                                      52,804,700
                                                                    ------------
     TOTAL CORPORATE BONDS
         (Cost $61,229,412) ..........................                61,229,412
                                                                    ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.7%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                       -----------  ------------
     AmeriCredit Automobile Receivables Trust, Cl A1
         5.318%, 08/06/08..............................$ 4,000,000  $  4,000,000
     AmeriCredit Prime Automobile Receivable, Cl A1
         5.322%, 06/09/08..............................  5,866,005     5,866,005
     Carmax Auto Owner Trust, Cl A1
         5.328%, 06/16/08..............................  4,092,474     4,092,474
     DT Auto Owner Trust, Cl A1
         5.343%, 05/15/08 (B)..........................  8,591,439     8,591,439
     Harley-Davidson Motorcycle Trust, Cl A1
         5.300%, 02/15/08..............................  2,149,146     2,149,146
     Nissan Auto Lease Trust, Cl A1
         5.330%, 08/15/08..............................  5,000,000     5,000,000
     Triad Auto Receivables Owner Trust, Cl A1
         5.303%, 06/12/08..............................  3,246,033     3,246,033
     UPFC Auto Receivables Trust, Cl A1
         5.330%, 06/16/08..............................  8,353,781     8,353,781
                                                                    ------------
     TOTAL ASSET-BACKED SECURITIES
         (Cost $41,298,878)............................               41,298,878
                                                                    ------------
--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -- 6.0%
--------------------------------------------------------------------------------
   BANKS -- 4.8%
     Citibank N.A.,
         5.320%, 10/10/07.............................. 10,000,000    10,000,000
     Wilmington Trust,
         5.325%, 10/19/07.............................. 20,000,000    20,000,148
                                                                    ------------
                                                                      30,000,148
                                                                    ------------
   FINANCE -- 1.2%
      HBOS Treasury Services,
         5.305%, 11/13/07..............................  7,500,000     7,499,862
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
         (Cost $37,500,010)............................               37,500,010
                                                                    ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.9%
--------------------------------------------------------------------------------

                                                           FACE
                                                          AMOUNT       VALUE
                                                       -----------  ------------
     Goldman Sachs
         5.350%, dated 07/31/07 to be repurchased on
         08/01/07, repurchase price $30,602,054
         (collateralized by Altius I Funding CP, par
         value $33,174,140, 0.000%, 08/20/07, with
         total market value $31,515,433)
         (Cost $30,597,507)............................$30,597,507  $ 30,597,507
                                                                    ------------
     TOTAL INVESTMENTS -- 100.1%
         (Cost $621,130,955)...........................             $621,130,955
                                                                    ============

         PERCENTAGES ARE BASED ON NET ASSETS OF $620,246,765.
   (A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   (B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $239,245,123 AND REPRESENTED 38.6% OF NET ASSETS.
    CL   CLASS
    CP   COMMERCIAL PAPER
   MTN   MEDIUM TERM NOTE







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS:
   Investments, at Value (Cost $590,533,448) ......................$590,533,448
   Repurchase Agreements, at Value (Cost $30,597,507) .............  30,597,507
   Interest Receivable ............................................   1,032,329
   Prepaid Expenses ...............................................      42,299
                                                                   ------------
   TOTAL ASSETS ................................................... 622,205,583
                                                                   ------------
LIABILITIES:
   Payable for Income Distribution.................................   1,826,960
   Payable due to Investment Adviser ..............................      32,765
   Payable due to Administrator ...................................      28,736
   Chief Compliance Officer Fees Payable...........................       2,063
   Payable due to Trustees.........................................       1,721
   Other Accrued Expenses..........................................      66,573
                                                                   ------------
   TOTAL LIABILITIES...............................................   1,958,818
                                                                   ------------
NET ASSETS.........................................................$620,246,765
                                                                   ============
NET ASSETS CONSIST OF:
   Paid-in Capital ................................................$620,246,995
   Accumulated Net Realized Loss on Investments....................        (230)
                                                                   ------------
NET ASSETS.........................................................$620,246,765
                                                                   ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of Beneficial Interest
   (unlimited authorization -- no par value) ...................... 620,246,995
                                                                   ------------
NET ASSET VALUE, Offering and Redemption Price Per Share ..........$       1.00
                                                                   ============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest .......................................................... $31,482,451
                                                                    -----------
   TOTAL INVESTMENT INCOME ........................................  31,482,451
                                                                    -----------

EXPENSES:
Investment Advisory Fees...........................................   1,471,005
Administration Fees................................................     397,229
Chief Compliance Officer Fees......................................      10,472
Trustees' Fees.....................................................       7,347
Transfer Agent Fees................................................      48,091
Legal Fees.........................................................      38,246
Custodian Fees.....................................................      34,632
Audit Fees.........................................................      19,916
Registration Fees..................................................      15,893
Printing Fees......................................................      15,257
Offering Costs ....................................................       5,562
Insurance and Other Expenses.......................................      57,520
                                                                    -----------
   TOTAL EXPENSES .................................................   2,121,170
                                                                    -----------
Less: Waiver of Investment Advisory Fees...........................  (1,073,374)
      Fees Paid Indirectly (See Note 4)............................        (380)
                                                                    -----------
   NET EXPENSES ...................................................   1,047,416
                                                                    -----------
NET INVESTMENT INCOME .............................................  30,435,035
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ..................................         115
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ........................ $30,435,150
                                                                    ===========





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            YEAR            PERIOD
                                                            ENDED           ENDED
                                                           JULY 31,         JULY 31,
                                                             2007            2006*
                                                        -------------    -------------
OPERATIONS:
     Net Investment Income..........................    $  30,435,035    $  11,197,098
     Net Realized Gain (Loss) on Investments........              115             (345)
                                                        -------------    -------------
       NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS...........................       30,435,150       11,196,753
                                                        -------------    -------------
DIVIDENDS FROM:
     Net Investment Income..........................      (30,435,035)     (11,197,098)
                                                        -------------    -------------
       TOTAL DIVIDENDS..............................      (30,435,035)     (11,197,098)
                                                        -------------    -------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
     Issued.........................................      905,150,082      519,146,009
     Reinvestment of Distributions..................        8,886,479        5,147,303
     Redeemed.......................................     (671,766,190)    (146,316,688)
                                                        -------------    -------------
       NET INCREASE IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS ...............      242,270,371      377,976,624
                                                        -------------    -------------
       TOTAL INCREASE IN NET ASSETS.................      242,270,486      377,976,279
                                                        -------------    -------------
NET ASSETS:
     Beginning of Period............................      377,976,279               --
                                                        -------------    -------------
     End of Period..................................    $ 620,246,765    $ 377,976,279
                                                        =============    =============

* COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SELECTED PER SHARE DATA & RATIOS
                                         FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                             YEAR          PERIOD
                                                             ENDED         ENDED
                                                        JULY 31, 2007  JULY 31, 2006*
                                                       --------------  --------------
Net Asset Value, Beginning of Period..................    $   1.00        $   1.00
                                                          --------        --------
Income from Operations:
     Net Investment Income............................        0.05            0.04
                                                          --------        --------
Total from Operations.................................        0.05            0.04
                                                          --------        --------
   Dividends from:
     Net Investment Income............................       (0.05)          (0.04)
                                                          --------        --------
Total Dividends.......................................       (0.05)          (0.04)
                                                          --------        --------
Net Asset Value, End of Period........................    $   1.00        $   1.00
                                                          ========        ========

TOTAL RETURN+.........................................        5.30%           3.78%
                                                          ========        ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).................    $620,247        $377,976
Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements,
   excluding fees paid indirectly)....................        0.18%           0.18%**
   Ratio of Expenses to Average Net Assets
      (including waivers, reimbursements
      and fees paid indirectly).......................        0.18%           0.18%**
   Ratio of Expenses to Average Net Assets
      (excluding waivers, reimbursements
      and fees paid indirectly).......................        0.36%           0.44%**
Ratio of Net Investment Income to Average Net Assets..        5.17%           4.53%**


  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  *  COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.
 **  ANNUALIZED.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2007

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the UCM
Institutional Money Market Fund (the "Fund"). The investment objective of the Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund primarily invests in a broad range of short-term, high quality U.S. dollar denominated money market instruments. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS  AND   DISTRIBUTIONS   TO  SHAREHOLDERS  --  Dividends  from  net
     investment income are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 23, 2005, were expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months beginning with inception. As of July 31, 2007, the Fund's offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving asofficers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

Effective July 1, 2007, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

   0.10% on the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.04% on the next $250 million of the Fund's average daily net assets; and 0.02% on the Fund's average daily net assets over $500 million.

Prior to July 1, 2007, the administrative services annual fee rate was:

   0.10% on the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets; 0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2007, the Fund earned cash management credits of $380 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. Effective July 9, 2007, the Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.15% of the Fund's average daily net assets, prior to July 9, 2007 the rate was 0.18% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended July 31, 2007.

The tax character of dividends declared during the period ended July 31, 2007 and 2006 were as follows:

                                 ORDINARY
                                  INCOME                  TOTAL
                                -----------            -----------
                 2007           $30,435,035            $30,435,035
                 2006            11,197,098             11,197,098

As of July 31, 2007, the components of Accumulated Losses on a tax basisconsist of Post-October losses of $(179) and a capital loss carryforward of $(51) (expiring 2015) available to offset future realized capital gains through the indicated expiration date. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through July 31, 2007, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

7. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on January 31, 2008. As of July 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the UCM Institutional Money Market Fund (one of the funds constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from September 23, 2005 (commencement of operations) through July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II at July 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period from September 23, 2005 (commencement of operations) through July 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                               /s/Ernst & Young LLP

Philadelphia, Pennsylvania
September 20, 2007

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the




                                                 TERM OF
                             POSITION(S)        OFFICE AND
    NAME, ADDRESS,            HELD WITH          LENGTH OF
         AGE 1               THE TRUST         TIME SERVED 2
-------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER              Chairman         (Since 1991)
60 yrs. old                 of the Board
                            of Trustees
















-------------------------------------------------------------------------------
WILLIAM M. DORAN             Trustee           (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old















-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------



Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-826-6018. The following chart lists Trustees and Officers as of July 31, 2007.


                                                       NUMBER OF
                                                       FUNDS IN
                                                    THE ADVISORS'
                                                 INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)                      OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                             MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------------



  Currently performs various services on behalf            15     Trustee of The Advisors' Inner Circle
  of SEI Investments for which Mr. Nesher is                      Fund, Bishop Street Funds, SEI Asset
  compensated. Executive Vice President of SEI                    Allocation Trust, SEI Daily Income
  Investments, 1986-1994. Director and                            Trust, SEI Index Funds, SEI
  Executive Vice President of the Administrator                   Institutional International Trust,
  and the  Distributor, 1981-1994.                                SEI Institutional Investments Trust,
                                                                  SEI Institutional Managed Trust,
                                                                  SEI Liquid Asset Trust, SEI Tax
                                                                  Exempt Trust, SEI Opportunity
                                                                  Master Fund, L.P., SEI Opportunity
                                                                  Fund, L.P., SEI Global Master Fund,
                                                                  PLC, SEI Global Assets Fund, PLC,
                                                                  SEI Global Investments Fund, PLC,
                                                                  SEI Investments Global, Limited,
                                                                  SEI Investments Global Fund
                                                                  Services, Limited, SEI Investments
                                                                  (Europe) Ltd., SEI Investments Unit
                                                                  Trust Management (UK) Limited and
                                                                  SEI Global Nominee Ltd.
--------------------------------------------------------------------------------------------------------
  Self-employed Consultant since 2003. Partner,            15     Director of SEI Investments Company
  Morgan, Lewis & Bockius LLP (law firm) from                     and SEI Investments Distribution Co.,
  1976-2003, counsel to the Trust, SEI Investments,               SEI Investments Global Fund Services
  the Administrator and the Distributor. Director                 Limited, SEI Investments Global
  of SEI Investments since 1974; Secretary of                     Limited, Trustee of The Advisors' Inner
  SEI Investments since 1978.                                     Circle Fund, Bishop Street Funds,
                                                                  SEI Asset Allocation Trust, SEI
                                                                  Daily Income Trust, SEI Index
                                                                  Funds, SEI Institutional
                                                                  International Trust, SEI
                                                                  Institutional Investments Trust,
                                                                  SEI Institutional Managed Trust,
                                                                  SEI Liquid Asset Trust, SEI Tax
                                                                  Exempt Trust, SEI Investments
                                                                  Global Fund Services Limited, SEI
                                                                  Investments Global, Limited, SEI
                                                                  Investments (Europe), Limited, SEI
                                                                  Investments (Asia) Limited and SEI
                                                                  Asset Korea Co., Ltd.
--------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                    TERM OF
                              POSITION(S)          OFFICE AND
    NAME, ADDRESS,             HELD WITH            LENGTH OF
         AGE 1                THE TRUST           TIME SERVED 2
-------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS 4              Trustee           (Since 1993)
78 yrs. old





-------------------------------------------------------------------------------
JAMES M. STOREY                 Trustee           (Since 1994)
76 yrs. old








-------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.         Trustee           (Since 1999)
64 yrs. old











-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

4   Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------


                                                 NUMBER OF
                                                 FUNDS IN
                                              THE ADVISORS'
                                           INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                       MEMBER            HELD BY BOARD MEMBER 3
--------------------------------------------------------------------------------------------------




  Private investor from 1987 to present. Vice       15     Trustee of The Advisors' Inner Circle
  President and Chief Financial officer, Western           Fund and Bishop Street Funds.
  Company of North America (petroleum service
  company), 1980-1986. President of Gene Peters
  and Associates (import company), 1978-1980.
  President and Chief Executive Officer of Jos.
  Schlitz Brewing Company before 1978.
--------------------------------------------------------------------------------------------------
  Attorney, Solo Practitioner since 1994. Partner,  15     Trustee of The Advisors' Inner Circle
  Dechert,  September  1987-December  1993.                Fund,  Bishop Street Funds, SEI Asset
                                                           Allocation Trust, SEI Daily Income
                                                           Trust, SEI Index Funds, SEI
                                                           Institutional International Trust,
                                                           SEI Institutional Investments
                                                           Trust, SEI Institutional Managed
                                                           Trust, SEI Liquid Asset Trust, SEI
                                                           Tax Exempt Trust and U.S.
                                                           Charitable Gift Trust.
--------------------------------------------------------------------------------------------------
  Chief Executive Officer, Newfound                 15     Trustee, State Street Navigator
  Consultants, Inc. since April 1997. General              Securities Lending Trust, since 1995.
  Partner, Teton Partners, L.P., June 1991-                Trustee of The Advisors' Inner Circle
  December 1996; Chief Financial Officer,                  Fund, Bishop Street Funds, SEI
  Nobel Partners, L.P., March 1991-December                Asset Allocation Trust, SEI Daily
  1996; Treasurer and Clerk, Peak Asset                    Income Trust, SEI Index Funds, SEI
  Management, Inc., since 1991.                            Institutional International Trust, SEI
                                                           Institutional Investments Trust,
                                                           SEI Institutional Managed Trust,
                                                           SEI Liquid Asset Trust, SEI Tax
                                                           Exempt Trust, SEI Opportunity
                                                           Master Fund, L.P., and SEI
                                                           Opportunity Fund, L.P.
--------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                      THE TRUST                    TIME SERVED 2
-------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
64 yrs. old


-------------------------------------------------------------------------------
CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

-------------------------------------------------------------------------------
MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


-------------------------------------------------------------------------------

OFFICERS
--------
JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



-------------------------------------------------------------------------------
MICHAEL LAWSON                 Controller and Chief              (Since 2005)
46 yrs. old                     Financial Officer


-------------------------------------------------------------------------------
JAMES NDIAYE                    Vice President and               (Since 2004)
38 yrs. old                         Secretary




-------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------



                                               NUMBER OF
                                               FUNDS IN
                                            THE ADVISORS'
                                         INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                     MEMBER        HELD BY BOARD MEMBER/OFFICER 3
-----------------------------------------------------------------------------------------------




  Self-employed Legal and Financial Services      15     Trustee of The Advisors' Inner Circle
  Consultant since 2003. Counsel to State Street         Fund and Bishop Street Funds.
  Bank Global Securities and Cash Operations
  from 1995 to 2003.
-----------------------------------------------------------------------------------------------
  Self-employed Business Consultant, Business     15     Trustee of The Advisors' Inner Circle
  Project Inc. since 1997. CEO and President,            Fund, Bishop Street Funds. Oregon
  United Grocers Inc. from 1997 to 2000.                 Trust Co. and O.T. Logistics, Inc.
-----------------------------------------------------------------------------------------------
  Retired.                                        15     Director, Federal Agricultural
                                                         Mortgage Corporation. Trustee of
                                                         The Advisors' Inner Circle Fund and
                                                         Bishop Street Funds.
-----------------------------------------------------------------------------------------------



  Senior Operations Officer, SEI Investments,     N/A                    N/A
  Fund Accounting and Administration (1996-
  present); Assistant Chief Accountant of the
  U.S. Securities and Exchange Commission's
  Division of Investment Management (1993-1996).
-----------------------------------------------------------------------------------------------
  Director, SEI Investments, Fund Accounting      N/A                    N/A
  since July 2005. Manager, SEI Investments
  AVP from April 1995 to February 1998 and
  November 1998 to July 2005.
-----------------------------------------------------------------------------------------------
  Employed by SEI Investments Company since       N/A                    N/A
  2004. Vice President, Deutsche Asset
  Management from 2003-2004. Associate, Morgan,
  Lewis & Bockius LLP from 2000-2003. Counsel,
  Assistant Vice President, ING Variable
  Annuities Group from 1999-2000.
-----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------





                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
39 yrs. old                  and Assistant Secretary



--------------------------------------------------------------------------------
RUSSELL EMERY                    Chief Compliance                (Since 2006)
44 yrs. old                          Officer



--------------------------------------------------------------------------------
SOFIA ROSALA                 Assistant Vice President            (Since 2004)
33 yrs. old                  and Assistant Secretary





--------------------------------------------------------------------------------
NICOLE WELCH                        AML Officer                  (Since 2006)
29 yrs. old






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------




                                                   NUMBER OF
                                                   FUNDS IN
                                                 THE ADVISORS'
                                             INNER CIRCLE FUND II
      PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD      OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                         MEMBER           HELD BY BOARD MEMBER
-------------------------------------------------------------------------------------------



  General Counsel, Vice President and Assistant       N/A                     N/A
  Secretary of SEI Investments Global Funds
  Services since 1999; Associate, Dechert (law firm)
  from 1997-1999; Associate, Richter, Miller
  & Finn  (law firm) from 1994-1997.
-------------------------------------------------------------------------------------------
  Director of Investment Product Management           N/A                     N/A
  and Development at SEI Investments since
  February 2003. Senior Investment Analyst,
  Equity team at SEI Investments from March 2000
  to February 2003.
-------------------------------------------------------------------------------------------
  Vice President and Assistant Secretary of SEI       N/A                     N/A
  Investments Management Corp. and SEI Global
  Funds Services since 2005. Compliance Officer of
  SEI Investments from 2001-2004. Account and
  Product Consultant SEI Private Trust Company,
  1998-2001.

-------------------------------------------------------------------------------------------
  Assistant Vice President and AML Compliance         N/A                     N/A
  Officer of SEI Investments since January 2005.
  Compliance Analyst at TD Waterhouse from January
  2004 to November 2004. Senior Compliance Analyst
  at UBS Financial Services from October 2002 to
  January 2004. Knowledge Management Analyst at
  PricewaterhouseCoopers Consulting from September
  2000 to October 2002.
-------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

------------------------------------------------------------------------------------------
                                    BEGINNING         ENDING                    EXPENSES
                                    ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                                      VALUE            VALUE        EXPENSE      DURING
                                    02/01/07         07/31/07       RATIOS       PERIOD*
------------------------------------------------------------------------------------------
UCM INSTITUTIONAL MONEY MARKET FUND
------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                 $1,000.00         $1,025.90       0.18%        $0.89
HYPOTHETICAL 5% RETURN              1,000.00          1,023.92       0.18          0.89
------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing advisory agreement (the "Advisory Agreement") after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 15-16, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the firm, including a description of its capital structure. The representatives then discussed the depth and experience of the Adviser's personnel, noting in particular the strength of the Adviser's new chief compliance officer and the firm's intention to hire additional sales personnel. The Adviser's representatives then reviewed the Fund's investment strategies and representative clients and discussed the

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONTINUED)
--------------------------------------------------------------------------------

increased exposure the Fund would receive due to its recent placement onportals with established platforms. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions relating to the services to be provided to the Fund by the Adviser.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. The Board concluded that the Fund's performance was favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (CONCLUDED)
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees also reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Fund's advisory fee, after waivers, was significantly lower than the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information
described  above,  the  Board,   including  all  of  the  Independent  Trustees,
unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

THE ADVISORS' INNER CIRCLE FUND II                            UCM INSTITUTIONAL
                                                              MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the fiscal year ended July 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                                       QUALIFYING FOR
                                                                         CORPORATE
                            LONG-TERM       ORDINARY                     DIVIDENDS
                          CAPITAL GAIN       INCOME          TOTAL        RECEIVED
                          DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)
                          -------------  -------------  -------------  -------------
UCM Institutional
   Money Market Fund           0.00%        100.00%         100.00%        0.00%


                                                                         QUALIFIED
                            QUALIFYING       U.S.         QUALIFIED     SHORT-TERM
                             DIVIDEND     GOVERNMENT       INTEREST       CAPITAL
                            INCOME (2)   INTEREST (3)     INCOME (4)      GAIN (5)
                            ----------   ------------     ----------      --------
UCM Institutional
   Money Market Fund           0.00%         0.08%         100.00%          0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-UCM INSTITUTIONAL MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT ARE EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


UCM-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were pre-         did not require                     were pre-         did not require
                                        approved          pre-approval                        approved          pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $93,050             N/A               N/A             $70,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%

                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Controller & CFO

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.